15. Segment Information: Schedule of Segment Reporting Information, by Segment (Details)	Jul. 31, 2019 CAD ($)
Non-current assets other than financial instruments	$ 592,655
CANADA
Non-current assets other than financial instruments	0
UNITED STATES
Non-current assets other than financial instruments	$ 592,655